CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies as follows:

1.	This filing is made on behalf of Janus Investment Fund (the “Registrant”). The Registrant’s 1933 Act No. is 002-34393 and Registrant’s 1940 Act No. is 811-01879.

2.	There are no changes to the Prospectuses from the forms of the Prospectuses that were filed in Post-Effective Amendment No. 261 (“PEA No. 261”) on October 27, 2017, pursuant to Rule 485(b) under the 1933 Act for the following funds:

Janus Henderson Adaptive Global Allocation Fund	Janus Henderson Global Allocation Fund – Conservative
– Class A Shares	– Class A Shares
– Class C Shares	– Class C Shares
– Class D Shares	– Class D Shares
– Class I Shares	– Class I Shares
– Class N Shares	– Class S Shares
– Class S Shares	– Class T Shares
– Class T Shares	Janus Henderson Global Allocation Fund – Growth
Janus Henderson All Asset Fund	– Class A Shares
– Class A Shares	– Class C Shares
– Class C Shares	– Class D Shares
– Class D Shares	– Class I Shares
– Class I Shares	– Class S Shares
– Class N Shares	– Class T Shares
– Class S Shares	Janus Henderson Global Allocation Fund – Moderate
– Class T Shares	– Class A Shares
Janus Henderson Dividend & Income Builder Fund	– Class C Shares
– Class A Shares	– Class D Shares
– Class C Shares	– Class I Shares
– Class D Shares	– Class S Shares
– Class I Shares	– Class T Shares
– Class N Shares	Janus Henderson Global Bond Fund
– Class S Shares	– Class A Shares
– Class T Shares	– Class C Shares
Janus Henderson Emerging Markets Managed Volatility Fund	– Class D Shares
– Class A Shares	– Class I Shares
– Class C Shares	– Class N Shares
– Class D Shares	– Class S Shares
– Class I Shares	– Class T Shares
– Class N Shares	Janus Henderson Global Income Managed Volatility Fund
– Class S Shares	– Class A Shares
– Class T Shares	– Class C Shares
Janus Henderson Flexible Bond Fund	– Class D Shares
– Class A Shares	– Class I Shares
– Class C Shares	– Class N Shares
– Class D Shares	– Class S Shares
– Class I Shares	– Class T Shares
– Class N Shares
– Class R Shares
– Class S Shares
– Class T Shares

Janus Henderson Global Unconstrained Bond Fund	Janus Henderson Money Market Fund
– Class A Shares	– Class D Shares
– Class C Shares	– Class T Shares
– Class D Shares	Janus Henderson Multi-Sector Income Fund
– Class I Shares	– Class A Shares
– Class N Shares	– Class C Shares
– Class R Shares	– Class D Shares
– Class S Shares	– Class I Shares
– Class T Shares	– Class N Shares
Janus Henderson Government Money Market Fund	– Class S Shares
– Class D Shares	– Class T Shares
– Class T Shares	Janus Henderson Real Return Fund
Janus Henderson High-Yield Fund	– Class A Shares
– Class A Shares	– Class C Shares
– Class C Shares	– Class D Shares
– Class D Shares	– Class I Shares
– Class I Shares	– Class S Shares
– Class N Shares	– Class T Shares
– Class R Shares	Janus Henderson Select Value Fund
– Class S Shares	– Class A Shares
– Class T Shares	– Class C Shares
Janus Henderson International Long/Short Equity Fund	– Class D Shares
– Class A Shares	– Class I Shares
– Class C Shares	– Class N Shares
– Class D Shares	– Class S Shares
– Class I Shares	– Class T Shares
– Class N Shares	Janus Henderson Short-Term Bond Fund
– Class S Shares	– Class A Shares
– Class T Shares	– Class C Shares
Janus Henderson International Managed Volatility Fund	– Class D Shares
– Class A Shares	– Class I Shares
– Class C Shares	– Class N Shares
– Class D Shares	– Class S Shares
– Class I Shares	– Class T Shares
– Class N Shares	Janus Henderson Small Cap Value Fund
– Class S Shares	– Class A Shares
– Class T Shares	– Class C Shares
Janus Henderson Large Cap Value Fund	– Class D Shares
– Class A Shares	– Class I Shares
– Class C Shares	– Class L Shares
– Class D Shares	– Class N Shares
– Class I Shares	– Class R Shares
– Class N Shares	– Class S Shares
– Class S Shares	– Class T Shares
– Class T Shares	Janus Henderson Strategic Income Fund
Janus Henderson Mid Cap Value Fund	– Class A Shares
– Class A Shares	– Class C Shares
– Class C Shares	– Class D Shares
– Class D Shares	– Class I Shares
– Class I Shares	– Class N Shares
– Class L Shares	– Class S Shares
– Class N Shares	– Class T Shares
– Class R Shares
– Class S Shares
– Class T Shares

Janus Henderson U.S. Managed Volatility Fund	Janus Henderson Value Plus Income Fund
– Class A Shares	– Class A Shares
– Class C Shares	– Class C Shares
– Class D Shares	– Class D Shares
– Class I Shares	– Class I Shares
– Class N Shares	– Class N Shares
– Class S Shares	– Class S Shares
– Class T Shares	– Class T Shares

                (collectively, the “Funds”)

3.	There are no changes to the Statements of Additional Information from the forms of the Statements of Additional Information that were filed in PEA No. 261 on October 27, 2017, pursuant to Rule 485(b) under the 1933 Act for the following funds:

Janus Henderson Adaptive Global Allocation Fund	Janus Henderson Flexible Bond Fund
– Class A Shares	– Class A Shares
– Class C Shares	– Class C Shares
– Class D Shares	– Class D Shares
– Class I Shares	– Class I Shares
– Class N Shares	– Class N Shares
– Class S Shares	– Class R Shares
– Class T Shares	– Class S Shares
Janus Henderson All Asset Fund	– Class T Shares
– Class A Shares	Janus Henderson Global Allocation Fund – Conservative
– Class C Shares	– Class A Shares
– Class D Shares	– Class C Shares
– Class I Shares	– Class D Shares
– Class N Shares	– Class I Shares
– Class S Shares	– Class S Shares
– Class T Shares	– Class T Shares
Janus Henderson Diversified Alternatives Fund	Janus Henderson Global Allocation Fund – Growth
– Class A Shares	– Class A Shares
– Class C Shares	– Class C Shares
– Class D Shares	– Class D Shares
– Class I Shares	– Class I Shares
– Class N Shares	– Class S Shares
– Class S Shares	– Class T Shares
– Class T Shares	Janus Henderson Global Allocation Fund – Moderate
Janus Henderson Dividend & Income Builder Fund	– Class A Shares
– Class A Shares	– Class C Shares
– Class C Shares	– Class D Shares
– Class D Shares	– Class I Shares
– Class I Shares	– Class S Shares
– Class N Shares	– Class T Shares
– Class S Shares	Janus Henderson Global Bond Fund
– Class T Shares	– Class A Shares
Janus Henderson Emerging Markets Managed Volatility Fund	– Class C Shares
– Class A Shares	– Class D Shares
– Class C Shares	– Class I Shares
– Class D Shares	– Class N Shares
– Class I Shares	– Class S Shares
– Class N Shares	– Class T Shares
– Class S Shares
– Class T Shares

Janus Henderson Global Income Managed Volatility Fund	Janus Henderson Mid Cap Value Fund
– Class A Shares	– Class A Shares
– Class C Shares	– Class C Shares
– Class D Shares	– Class D Shares
– Class I Shares	– Class I Shares
– Class N Shares	– Class L Shares
– Class S Shares	– Class N Shares
– Class T Shares	– Class R Shares
Janus Henderson Global Unconstrained Bond Fund	– Class S Shares
– Class A Shares	– Class T Shares
– Class C Shares	Janus Henderson Money Market Fund
– Class D Shares	– Class D Shares
– Class I Shares	– Class T Shares
– Class N Shares	Janus Henderson Multi-Sector Income Fund
– Class R Shares	– Class A Shares
– Class S Shares	– Class C Shares
– Class T Shares	– Class D Shares
Janus Henderson Government Money Market Fund	– Class I Shares
– Class D Shares	– Class N Shares
– Class T Shares	– Class S Shares
Janus Henderson High-Yield Fund	– Class T Shares
– Class A Shares	Janus Henderson Real Return Fund
– Class C Shares	– Class A Shares
– Class D Shares	– Class C Shares
– Class I Shares	– Class D Shares
– Class N Shares	– Class I Shares
– Class R Shares	– Class S Shares
– Class S Shares	– Class T Shares
– Class T Shares	Janus Henderson Select Value Fund
Janus Henderson International Long/Short Equity Fund	– Class A Shares
– Class A Shares	– Class C Shares
– Class C Shares	– Class D Shares
– Class D Shares	– Class I Shares
– Class I Shares	– Class N Shares
– Class N Shares	– Class S Shares
– Class S Shares	– Class T Shares
– Class T Shares	Janus Henderson Short-Term Bond Fund
Janus Henderson International Managed Volatility Fund	– Class A Shares
– Class A Shares	– Class C Shares
– Class C Shares	– Class D Shares
– Class D Shares	– Class I Shares
– Class I Shares	– Class N Shares
– Class N Shares	– Class S Shares
– Class S Shares	– Class T Shares
– Class T Shares	Janus Henderson Small Cap Value Fund
Janus Henderson Large Cap Value Fund	– Class A Shares
– Class A Shares	– Class C Shares
– Class C Shares	– Class D Shares
– Class D Shares	– Class I Shares
– Class I Shares	– Class L Shares
– Class N Shares	– Class N Shares
– Class S Shares	– Class R Shares
– Class T Shares	– Class S Shares
– Class T Shares

Janus Henderson Strategic Income Fund	Janus Henderson Value Plus Income Fund
– Class A Shares	– Class A Shares
– Class C Shares	– Class C Shares
– Class D Shares	– Class D Shares
– Class I Shares	– Class I Shares
– Class N Shares	– Class N Shares
– Class S Shares	– Class S Shares
– Class T Shares	– Class T Shares
Janus Henderson U.S. Managed Volatility Fund
– Class A Shares
– Class C Shares
– Class D Shares
– Class I Shares
– Class N Shares
– Class S Shares
– Class T Shares

              (collectively, the “Funds”)

4.	The text of PEA No. 261 has been filed electronically

DATED: November 1, 2017
JANUS INVESTMENT FUND on behalf of the Funds

By: /s/ Kathryn Santoro
Kathryn Santoro
VP, Associate General Counsel